Condensed Financial Information of the Company - Consolidated Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Mar. 31, 2014
Ordinary shares, shares authorized				10,000,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	487,234,522	482,113,756
Ordinary shares, shares outstanding	487,234,522	482,113,756
Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,465,244	957,465,244
Ordinary shares, shares outstanding	945,496,827	945,496,827
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	487,234,522	482,113,756
Ordinary shares, shares outstanding	487,234,522	482,113,756
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value	$ 0.000025	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,465,244	957,465,244
Ordinary shares, shares outstanding	945,496,827	945,496,827